Expected credit loss measurement	6 Months Ended
Jun. 30, 2025
Disclosure Of Provision Matrix [Line Items]
Expected credit loss measurement
Note 9

Expected credit loss measurement
a) Credit loss expense / release
Total net

credit loss

expenses in

the second

quarter of

2025 were

USD
152
m, reflecting

USD
38
m net

expenses
related to performing positions and USD 114m

net expenses on credit-impaired positions.
Stage 1 and 2 net expenses of USD 38 m included scenario-update-related net expenses of USD 23 m, mainly from corporate lending, and

portfolio changes, and

USD
13
m expenses in anticipation

of a portfolio re-calibration

in the
large corporate clients segment.
Credit loss expenses of USD 114 m for credit-impaired positions primarily related to Personal & Corporate Banking and Investment Bank exposures related to

a small number of corporate counterparties.

Credit loss expense / (release)
Performing positions Credit-impaired positions
USD m Stages 1 and 2 Stage 3 Total
For the quarter ended 30.6.25
Global Wealth Management (3) 1 (2)
Personal & Corporate Banking 22 92 114
Asset Management 0 0 0
Investment Bank 19 22 41
Non-core and Legacy 0 (1) (1)
Group Items 0 0 0
Total 38 114 152
For the quarter ended 31.3.25
Global Wealth Management (7) 15 8
Personal & Corporate Banking (8) 66 58
Asset Management 0 0 0
Investment Bank (5) 54 49
Non-core and Legacy 0 10 10
Group Items (1) 0 (1)
Total (21) 145 124
For the quarter ended 30.6.24
Global Wealth Management (14) 12 (2)
Personal & Corporate Banking (15) 125 110
Asset Management 0 0 0
Investment Bank 1 (2) (1)
Non-core and Legacy (1) (22) (23)
Group Items 0 0 0
Total (29) 113 84

Note 9

Expected credit loss measurement (continued)
b) Changes to ECL models, scenarios and

scenario weights

Scenarios and scenario weights
The expected

credit loss

(ECL) scenarios,

along with

their related

macroeconomic factors and

market data,

were
reviewed in light of

the economic and

political conditions prevailing

in the second

quarter of 2025 through

a series
of

governance

meetings,

with

input

and

feedback

from

UBS

AG

Risk

and

Finance

experts

across

the

business
divisions and regions.

The baseline scenario was updated with the latest macroeconomic forecasts as of 30 June 2025. The assumptions on a calendar-year basis are included

in the table below and have been

revised downward in the US, the Eurozone
and Japan

relative to

the start

of 2025

in the

second half

of the

year following

the announcement

of US

tariffs
imposed on imports from other countries. In general, forecasts for Swiss GDP growth and unemployment are less
optimistic

than

in

2024,

due

to

spillover

effects

from

the

US

tariff

announcements. Expectations

for

long-term
interest rates were revised and are marginally

lower, while forecasts for house prices

remained unchanged.
At the beginning

of the first

quarter of 2025,

UBS AG replaced

the stagflationary

geopolitical crisis

scenario applied
at the end

of 2024 with

the global crisis

scenario, as

the severe downside

scenario. It targets

risks such as

sovereign
defaults, low

interest rates,

a crisis

in the

Eurozone and

significant emerging

market stress.

The mild

stagflation
crisis scenario

replaced the

mild debt

crisis scenario

as the

mild downside

scenario. In

the mild

stagflation crisis
scenario, interest rates

are assumed to

rise rather than

decline, as in

the previously

applied mild debt

crisis scenario.
However, the declines in GDP and equities are

similar.
UBS AG kept the

scenarios and scenario

weights in line

with those applied

in the UBS AG

first quarter 2025

report.
All of the scenarios,

including the asset

price appreciation
and the baseline

scenarios, have been

updated based on
the latest macroeconomic forecasts as of 30 June 2025.

The assumptions on a calendar-year basis are

included in
t he table below.

Comparison of shock factors
Baseline
Key parameters 2024 2025 2026
Real GDP growth (annual percentage change)
US

2.8 1.6 1.2
Eurozone 0.8 0.7 1.0
Switzerland 1.4 0.9 1.4
Unemployment rate (%, annual average)
US

4.0 4.3 4.8
Eurozone 6.4 6.5 6.6
Switzerland 2.5 2.9 2.9
Fixed income: 10-year government bonds (%, Q4)
USD 4.6 4.2 4.4
EUR 2.4 2.7 2.8
CHF 0.3 0.5 0.6
Real estate (annual percentage change, Q4)
US

3.8 2.3 3.7
Eurozone 4.2 2.7 3.4
Switzerland 0.9 4.0 2.5
Economic scenarios and weights applied
Assigned weights in %
ECL scenario 30.6.25 31.3.25 30.6.24
Asset price appreciation 5.0 5.0 –
Baseline 50.0 50.0 60.0
Mild debt crisis

– – 15.0
Stagflationary geopolitical crisis – – 25.0
Mild stagflation crisis 30.0 30.0 –
Global crisis 15.0 15.0 –

c) ECL-relevant balance sheet and off-balance

sheet positions including ECL allowances

and provisions
The following tables

provide information

about financial

instruments and

certain non-financial

instruments that

are
subject

to

ECL

requirements.

For

amortized-cost

instruments,

the

carrying

amount

represents

the

maximum
exposure to credit risk, taking

into account the allowance for

credit losses. Financial assets measured at

fair value
through other comprehensive

income (FVOCI) are

also subject to ECL;

however, unlike amortized-cost

instruments,
the allowance

for credit

losses for

FVOCI instruments

does not

reduce the

carrying amount

of these financial

assets.
Instead, the

carrying amount

of financial

assets measured

at FVOCI

represents the

maximum exposure

to credit

risk.
No purchased

credit-impaired financial assets

were recognized

in the

second quarter

of 2025.

Originated credit-
impaired financial assets were not material

and are not presented in the table below.
In addition to recognized financial assets, certain off-balance sheet financial instruments and other credit lines are also subject to ECL.

The maximum exposure to

credit risk for off-balance

sheet financial instruments is calculated
based on the maximum contractual amounts.

ECL-relevant balance sheet and off-balance sheet positions
USD m 30.6.25
Carrying amount
1
ECL allowances
Financial instruments measured at amortized cost Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3
Cash and balances at central banks 236,193 236,007 186 0 (263) 0 (263) 0
Amounts due from banks 20,688 20,587 102 0 (12) (5) (5) (2)
Receivables from securities financing transactions measured at amortized cost
110,161 110,161 0 0 (3) (3) 0 0
Cash collateral receivables on derivative instruments 45,478 45,478 0 0 0 0 0 0
Loans and advances to customers 653,195 623,137 25,571 4,486 (3,187) (343) (311) (2,533)
of which: Private clients with mortgages 286,744 273,655 11,641 1,448 (147) (43) (49) (55)
of which: Real estate financing 94,056 88,123 5,611 322 (117) (25) (36) (56)
of which: Large corporate clients 26,866 23,058 3,118 690 (866) (116) (97) (653)
of which: SME clients 25,000 21,161 2,498 1,341 (1,225) (74) (85) (1,065)
of which: Lombard 161,199 160,942 147 110 (141) (11) 0 (130)
of which: Credit cards 2,315 1,791 479 45 (48) (7) (12) (29)
of which: Commodity trade finance 4,263 4,236 25 1 (134) (8) 0 (126)
of which: Ship / aircraft financing 8,859 8,054 727 78 (20) (15) (5) 0 of which: Consumer financing 2,894 2,707 131 55 (149) (19) (23) (108)
Other financial assets measured at amortized cost 72,546 71,751 620 176 (129) (25) (11) (93)
of which: Loans to financial advisors 2,682 2,495 97 90 (39) (3) (1) (35)
Total financial assets measured at amortized cost 1,138,262 1,107,120 26,479 4,662 (3,595) (378) (590) (2,627)
Financial assets measured at fair value through other comprehensive income 6,872 6,872 0 0 0 0 0 0
Total on-balance sheet financial assets in scope of ECL requirements 1,145,133 1,113,992 26,479 4,662 (3,595) (378) (590) (2,627)
Total exposure ECL provisions
Off-balance sheet (in scope of ECL) Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3
Guarantees 44,446 43,444 819 184 (93) (14) (21) (58)
of which: Large corporate clients 7,728 7,154 480 93 (54) (6) (5) (42)
of which: SME clients 3,280 3,007 219 55 (31) (5) (15) (11)
of which: Financial intermediaries and hedge funds

26,604 26,516 87 0 (1) (1) 0 0
of which: Lombard 3,958 3,933 1 24 (3) 0 0 (2)
of which: Commodity trade finance 1,874 1,873 1 0 (1) (1) 0 0
Irrevocable loan commitments 82,046 77,132 4,688 226 (259) (139) (83) (37)
of which: Large corporate clients 49,093 44,806 4,094 193 (195) (101) (74) (20)
Forward starting reverse repurchase and securities borrowing agreements 20,143 20,143 0 0 0 0 0 0
Unconditionally revocable loan commitments 153,998 151,188 2,582 227 (62) (47) (15) 0 of which: Real estate financing 8,237 7,929 309 0 (3) (4) 1 0 of which: Large corporate clients 14,601 13,752 817 32 (15) (8) (5) (2)
of which: SME clients 12,030 11,420 454 156 (26) (20) (6) 0
of which: Lombard 75,099 75,013 74 12 0 0 0 0
of which: Credit cards 11,566 11,045 518 3 (9) (7) (2) 0
Irrevocable committed prolongation of existing loans 5,201 5,182 19 0 (2) (2) 0 0
Total off-balance sheet financial instruments and other credit lines 305,834 297,089 8,108 637 (415) (202) (118) (95)
Total allowances and provisions (4,010) (580) (708) (2,722)
1 The carrying amount of financial assets measured at amortized cost represents the total gross exposure net of the respective

ECL allowances.

ECL-relevant balance sheet and off-balance sheet positions
USD m 31.3.25
Carrying amount 1 ECL allowances
Financial instruments measured at amortized cost Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3
Cash and balances at central banks 231,370 231,207 163 0 (240) 0 (240) 0
Amounts due from banks 20,285 20,248 37 0 (11) (5) (4) (1)
Receivables from securities financing transactions measured at amortized cost
101,784 101,784 0 0 (3) (3) 0 0
Cash collateral receivables on derivative instruments 38,994 38,994 0 0 0 0 0 0
Loans and advances to customers 603,233 576,017 22,744 4,471 (2,955) (289) (300) (2,366)
of which: Private clients with mortgages 258,849 246,480 10,943 1,426 (143) (39) (50) (53)
of which: Real estate financing 84,915 79,744 4,923 247 (105) (26) (32) (48)
of which: Large corporate clients 25,200 22,015 2,120 1,065 (915) (82) (111) (722)
of which: SME clients 22,033 18,578 2,318 1,137 (1,030) (65) (67) (897)
of which: Lombard 153,007 152,909 1 97 (113) (8) 0 (105)
of which: Credit cards 2,025 1,564 420 41 (44) (8) (11) (26)
of which: Commodity trade finance 4,331 4,311 12 8 (123) (8) 0 (115)
of which: Ship / aircraft financing 8,221 7,905 316 0 (19) (16) (4) 0 of which: Consumer financing 2,617 2,403 109 106 (125) (16) (19) (90)
Other financial assets measured at amortized cost 66,864 66,110 560 194 (127) (24) (8) (96)
of which: Loans to financial advisors 2,738 2,600 48 89 (40) (3) (1) (36)
Total financial assets measured at amortized cost 1,062,530 1,034,361 23,505 4,665 (3,336) (321) (553) (2,463)
Financial assets measured at fair value through other comprehensive income 3,216 3,216 0 0 0 0 0 0
Total on-balance sheet financial assets in scope of ECL requirements 1,065,747 1,037,577 23,505 4,665 (3,336) (321) (553) (2,463)
Total exposure ECL provisions
Off-balance sheet (in scope of ECL) Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3
Guarantees 42,588 40,620 1,800 168 (57) (13) (20) (24)
of which: Large corporate clients 7,103 6,487 530 87 (14) (6) (4) (4)
of which: SME clients 2,885 2,529 316 39 (22) (3) (15) (4)
of which: Financial intermediaries and hedge funds

25,139 24,249 890 0 (1) (1) 0 0
of which: Lombard 3,591 3,561 0 30 (3) (1) 0 (2)
of which: Commodity trade finance 2,160 2,158 1 0 (1) (1) 0 0
Irrevocable loan commitments 79,463 75,299 3,906 257 (233) (116) (81) (36)
of which: Large corporate clients 48,349 45,150 3,033 165 (161) (84) (59) (18)
Forward starting reverse repurchase and securities borrowing agreements 18,178 18,178 0 0 0 0 0 0
Unconditionally revocable loan commitments 144,907 141,263 3,442 202 (55) (41) (14) 0 of which: Real estate financing 7,384 7,030 354 0 (3) (4) 1 0 of which: Large corporate clients 13,497 12,751 722 23 (15) (8) (5) (2)
of which: SME clients 10,902 9,952 801 149 (23) (18) (5) 0
of which: Lombard 72,767 72,757 8 2 0 0 0 0
of which: Credit cards 10,285 9,815 467 3 (8) (6) (2) 0
Irrevocable committed prolongation of existing loans 4,165 4,162 2 2 (3) (3) 0 0
Total off-balance sheet financial instruments and other credit lines 289,302 279,523 9,150 629 (348) (172) (115) (61)
Total allowances and provisions (3,685) (493) (668) (2,524)
1 The carrying amount of financial assets measured at amortized cost represents the total gross exposure net of the respective

ECL allowances.

ECL-relevant balance sheet and off-balance sheet positions
USD m 31.12.24
Carrying amount
1
ECL allowances
Financial instruments measured at amortized cost Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3
Cash and balances at central banks 223,329 223,201 128 0 (186) 0 (186) 0
Amounts due from banks 18,111 17,912 198 0 (42) (1) (5) (36)
Receivables from securities financing transactions measured at amortized cost
118,302 118,302 0 0 (2) (2) 0 0
Cash collateral receivables on derivative instruments 43,959 43,959 0 0 0 0 0 0
Loans and advances to customers 587,347 560,531 22,309 4,506 (2,830) (276) (323) (2,230)
of which: Private clients with mortgages 251,955 241,690 9,009 1,256 (166) (46) (70) (50)
of which: Real estate financing 83,780 79,480 4,071 229 (100) (24) (27) (49)
of which: Large corporate clients 25,599 21,073 3,493 1,033 (828) (72) (123) (632)
of which: SME clients 21,002 17,576 2,293 1,133 (963) (55) (47) (860)
of which: Lombard 147,714 147,326 266 122 (107) (6) 0 (101)
of which: Credit cards 1,978 1,533 406 39 (41) (6) (11) (25)
of which: Commodity trade finance 4,204 4,089 106 9 (122) (9) 0 (113)
of which: Ship / aircraft financing 8,058 7,136 922 0 (31) (14) (16) 0 of which: Consumer financing 2,814 2,468 114 232 (137) (15) (19) (102)
Other financial assets measured at amortized cost 59,279 58,645 439 194 (135) (25) (7) (103)
of which: Loans to financial advisors 2,723 2,568 59 95 (41) (4) (1) (37)
Total financial assets measured at amortized cost 1,050,326 1,022,550 23,074 4,701 (3,195) (304) (521) (2,369)
Financial assets measured at fair value through other comprehensive income 2,195 2,195 0 0 0 0 0 0
Total on-balance sheet financial assets in scope of ECL requirements 1,052,521 1,024,746 23,074 4,701 (3,195) (304) (521) (2,369)
Total exposure ECL provisions
Off-balance sheet (in scope of ECL) Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3
Guarantees 40,280 38,860 1,242 178 (61) (16) (24) (22)
of which: Large corporate clients 7,818 7,098 635 85 (18) (6) (9) (2)
of which: SME clients 2,524 2,074 393 57 (27) (5) (15) (7)
of which: Financial intermediaries and hedge funds

21,590 21,449 141 0 (1) (1) 0 0
of which: Lombard 3,709 3,652 24 33 (4) (1) 0 (3)
of which: Commodity trade finance 2,678 2,676 2 0 (1) (1) 0 0
Irrevocable loan commitments 79,579 75,158 4,178 243 (192) (105) (61) (26)
of which: Large corporate clients 47,381 43,820 3,393 168 (155) (91) (54) (10)
Forward starting reverse repurchase and securities borrowing agreements 24,896 24,896 0 0 0 0 0 0
Committed unconditionally revocable credit lines 148,900 146,496 2,149 255 (75) (59) (17) 0 of which: Real estate financing 7,674 7,329 345 0 (6) (4) (2) 0 of which: Large corporate clients 14,692 14,091 584 17 (22) (14) (7) (2)
of which: SME clients 9,812 9,289 333 190 (34) (28) (6) 0
of which: Lombard 73,267 73,181 84 1 0 0 0 0
of which: Credit cards 10,074 9,604 467 3 (8) (6) (2) 0
Irrevocable committed prolongation of existing loans 4,608 4,602 4 2 (3) (3) 0 0
Total off-balance sheet financial instruments and other credit lines 298,263 290,012 7,572 678 (332) (183) (102) (48)
Total allowances and provisions (3,527) (487) (623) (2,417)
1 The carrying amount of financial assets measured at amortized cost represents the total gross exposure net of the respective

ECL allowances.
The

table

below

provides

information

about

the

gross

carrying

amount

of

exposures

subject

to

ECL

and

the

ECL
coverage ratio

for UBS AG’s

core loan

portfolios (i.e.
Loans and

advances to

customers

and

Loans to

financial advisors
)
and relevant off-balance sheet exposures.
Cash and balances at central banks
,
Amounts due from banks
,
Receivables
from

securities

financing

transactions
,
Cash

collateral

receivables

on

derivative

instruments

and
Financial

assets
measured at

fair value through

other comprehensive

income

are not included

in the table below,

due to their lower
sensitivity

to ECL.
ECL coverage ratios are calculated by dividing ECL

allowances and provisions by the gross carrying amount of the related exposures.
The

overall

coverage

ratio

for

performing

positions

was

unchanged

at
10

basis

points

as

of

30 June

2025.
Compared with 31 March

2025, coverage ratios

for performing positions

related to real

estate lending (on-balance
sheet) were unchanged

at
4

basis points, and

coverage ratios for

performing positions related

to corporate lending
(on-balance sheet) increased by 2

basis points to
74

basis points.

Coverage ratios for core loan portfolio
30.6.25
Gross carrying amount (USD m) ECL coverage (bps)
On-balance sheet Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 1&2 Stage 3
Private clients with mortgages 286,891 273,698 11,691 1,503 5 2 42 3 365
Real estate financing 94,173 88,149 5,647 378 12 3 63 7 1,475
Total real estate lending 381,064 361,847 17,337 1,880 7 2 49 4 588
Large corporate clients 27,732 23,174 3,215 1,343 312 50 300 81 4,863
SME clients 26,225 21,234 2,584 2,407 467 35 331 67 4,427
Total corporate lending 53,957 44,409 5,799 3,750 388 43 314 74 4,584
Lombard 161,340 160,953 147 240 9 1 0 1 5,407
Credit cards 2,363 1,798 491 74 201 36 250 82 3,898
Commodity trade finance 4,394 4,244 25 124 305 19 0 19 0
Ship / aircraft financing 8,879 8,068 732 78 22 18 70 22 0
Consumer financing 3,043 2,727 154 163 490 70 1,466 145 6,610
Other loans and advances to customers 41,342 39,434 1,197 711 82 6 32 7 4,395
Loans to financial advisors 2,721 2,498 99 125 145 13 140 18 2,777
Total other lending 224,082 219,723 2,845 1,514 39 4 159 6 4,878
Total
1
659,104 625,978 25,981 7,144 49 6 120 10 3,594
Gross exposure (USD m) ECL coverage (bps)
Off-balance sheet Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 1&2 Stage 3
Private clients with mortgages 11,178 10,950 222 6 4 3 25 4 0
Real estate financing 9,734 9,401 333 0 8 9 0 8 0
Total real estate lending 20,912 20,351 555 6 6 6 0 6 0
Large corporate clients 71,511 65,801 5,392 318 37 17 156 28 2,012
SME clients 17,371 16,346 780 244 49 22 358 37 915
Total corporate lending 88,882 82,148 6,172 562 39 18 182 30 1,536
Lombard 82,536 82,424 75 36 2 1 0 1 2,337
Credit cards 11,566 11,045 518 3 8 6 36 8 0
Commodity trade finance 2,230 2,223 6 1 3 3 46 3 0
Ship / aircraft financing 2,430 2,390 41 0 0 0 0 0 0
Consumer financing 327 327 0 0 2 2 0 2 0
Financial intermediaries and hedge funds 31,513 30,974 539 0 2 1 7 2 0
Other off-balance sheet commitments 45,295 45,064 203 29 6 5 207 6 199
Total other lending 175,897 174,448 1,381 68 3 2 47 3 1,312
Total
2
285,692 276,947 8,108 637 15 7 146 11 1,497
Total on- and off-balance sheet
3
944,795 902,925 34,089 7,781 39 6 126 10 3,423
1 Includes Loans and advances to customers

and Loans to financial advisors,

which are presented on the balance sheet

line Other financial assets measured at

amortized cost.

2 Excludes Forward starting

reverse
repurchase and securities borrowing agreements.

3 Includes on-balance sheet exposure, gross and off-balance sheet exposure (notional) and the related

ECL coverage ratio (bps).

Coverage ratios for core loan portfolio
31.3.25
Gross carrying amount (USD m) ECL coverage (bps)
On-balance sheet Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 1&2 Stage 3
Private clients with mortgages 258,992 246,519 10,993 1,480 6 2 45 3 361
Real estate financing 85,020 79,771 4,955 295 12 3 64 7 1,613
Total real estate lending 344,012 326,290 15,948 1,774 7 2 51 4 569
Large corporate clients 26,115 22,097 2,231 1,788 350 37 496 79 4,040
SME clients 23,062 18,643 2,385 2,034 446 35 283 63 4,409
Total corporate lending 49,177 40,739 4,616 3,822 395 36 386 72 4,236
Lombard 153,120 152,917 1 203 7 1 31 1 5,198
Credit cards 2,069 1,572 431 66 214 49 255 94 3,847
Commodity trade finance 4,454 4,319 12 123 276 18 10 18 9,376
Ship / aircraft financing 8,240 7,921 319 0 23 20 117 23 0
Consumer financing 2,743 2,418 128 196 457 65 1,500 137 4,598
Other loans and advances to customers 42,373 40,130 1,590 653 80 5 44 7 4,742
Loans to financial advisors 2,778 2,603 49 125 144 13 174 16 2,870
Total other lending 215,777 211,880 2,530 1,367 37 4 165 6 4,991
Total
1
608,966 578,909 23,094 6,963 49 5 130 10 3,450
Gross exposure (USD m) ECL coverage (bps)
Off-balance sheet Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 1&2 Stage 3
Private clients with mortgages 9,352 9,083 264 6 4 3 33 4 453
Real estate financing 8,225 7,851 374 0 8 10 0 8 0
Total real estate lending 17,578 16,934 638 6 6 6 0 6 448
Large corporate clients 69,056 64,495 4,286 275 27 15 160 24 874
SME clients 15,801 14,290 1,268 243 52 19 293 41 759
Total corporate lending 84,857 78,785 5,554 518 32 16 190 27 820
Lombard 79,638 79,597 8 33 2 1 14 1 2,461
Credit cards 10,285 9,815 467 3 8 6 37 8 0
Commodity trade finance 3,019 3,001 17 0 2 2 14 2 0
Ship / aircraft financing 2,520 2,486 34 0 0 0 0 0 0
Consumer financing 377 377 0 0 3 3 0 3 0
Financial intermediaries and hedge funds 30,668 29,151 1,517 0 1 1 3 1 0
Other off-balance sheet commitments 42,182 41,199 914 69 10 5 86 7 1,434
Total other lending 168,689 165,626 2,958 105 4 2 34 3 1,707
Total 2 271,124 261,345 9,150 629 13 7 126 11 964
Total on- and off-balance sheet
3
880,089 840,254 32,244 7,592 38 6 129 10 3,244
1 Includes Loans and advances

to customers and Loans to financial

advisors, which are

presented on the balance sheet line

Other financial assets measured at

amortized cost.

2 Excludes Forward starting

reverse
repurchase and securities borrowing agreements.

3 Includes on-balance sheet exposure, gross and off-balance sheet exposure (notional) and the related

ECL coverage ratio (bps).

Coverage ratios for core loan portfolio
31.12.24
Gross carrying amount (USD m) ECL coverage (bps)
On-balance sheet Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 1&2 Stage 3
Private clients with mortgages 252,121 241,736 9,079 1,306 7 2 77 5 386
Real estate financing 83,880 79,504 4,098 278 12 3 66 6 1,768
Total real estate lending 336,001 321,240 13,177 1,584 8 2 73 5 628
Large corporate clients 26,427 21,145 3,617 1,665 313 34 341 79 3,795
SME clients 21,966 17,631 2,341 1,993 439 31 203 52 4,316
Total corporate lending 48,393 38,776 5,958 3,659 370 33 287 67 4,079
Lombard 147,821 147,332 267 222 7 0 8 0 4,531
Credit cards 2,019 1,539 416 64 205 39 256 85 3,857
Commodity trade finance 4,327 4,098 106 122 283 22 40 23 9,258
Ship / aircraft financing 8,089 7,150 938 0 38 20 175 38 0
Consumer financing 2,951 2,484 134 334 464 62 1,447 133 3,057
Other loans and advances to customers 40,576 38,188 1,636 752 83 7 56 9 3,965
Loans to financial advisors 2,764 2,571 60 132 149 14 159 17 2,785
Total other lending 208,547 203,363 3,558 1,627 39 4 161 7 4,152
Total
1
592,941 563,379 22,693 6,869 48 5 143 10 3,301
Gross exposure (USD m) ECL coverage (bps)
Off-balance sheet Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 1&2 Stage 3
Private clients with mortgages 8,473 8,271 176 26 4 4 22 4 81
Real estate financing 8,694 8,300 394 0 7 6 33 7 0
Total real estate lending 17,167 16,571 570 26 6 5 30 6 81
Large corporate clients 69,896 65,013 4,612 271 28 17 151 26 528
SME clients 13,944 12,788 842 315 59 30 324 48 532
Total corporate lending 83,840 77,800 5,454 586 33 19 177 30 530
Lombard 80,390 80,235 120 35 1 0 1 0 2,330
Credit cards 10,074 9,604 467 3 8 6 36 8 0
Commodity trade finance 3,487 3,464 23 0 3 3 51 3 0
Ship / aircraft financing 2,669 2,663 6 0 13 13 49 13 0
Consumer financing 134 134 0 0 6 6 0 6 0
Financial intermediaries and hedge funds 22,842 22,378 464 0 1 1 8 1 0
Other off-balance sheet commitments 52,765 52,268 468 29 4 2 28 2 2,945
Total other lending 172,360 170,745 1,549 67 3 1 23 2 2,470
Total
2
273,367 265,117 7,572 678 12 7 135 10 704
Total on- and off-balance sheet
3
866,308 828,495 30,265 7,547 37 6 141 10 3,067
1 Includes Loans and advances

to customers and Loans to financial

advisors, which are

presented on the balance sheet line

Other financial assets measured at

amortized cost.

2 Excludes Forward starting

reverse
repurchase and securities borrowing agreements.

3 Includes on-balance-sheet exposure, gross and off-balance-sheet exposure (notional) and the related

ECL coverage ratio (bps).